Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net/Goodwill [Abstract]
Balance at the beginning of the year	$ 19,441	$ 19,864
Foreign currency translation adjustments	1,687	(423)
Balance at the year end	$ 21,128	$ 19,441